OTHER INCOME, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Foreign exchange losses (gains)	$ 1.8	$ 1.5	$ (2.0)
Net periodic pension and OPEB benefit credit	(3.4)	(6.4)	(7.1)
Other, net	0.1	1.1	(0.5)
Other income, net	$ (1.5)	$ (3.8)	$ (9.6)